financing costs (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest expense
Interest on long-term debt, excluding lease liabilities - gross			$ 676	$ 634
Interest on long-term debt, excluding lease liabilities - capitalized	[1]		(37)	(23)
Interest on long-term debt, excluding lease liabilities			639	611
Interest on lease liabilities			70	67
Interest on short-term borrowings and other			5	8
Interest accretion on provisions			16	22
Long-term debt prepayment premium		$ 18	18	28
Total			748	736
Employee defined benefit plans net interest			16	1
Foreign exchange			14	3
Total			778	740
Interest income			(7)	(7)
Net			771	733
Net interest cost (Note 9)			792	755
Interest on long-term debt, excluding lease liabilities - capitalized	[1]		(37)	(23)
Employee defined benefit plans net interest			$ 16	$ 1
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)			4.33%	4.33%

[1]	Interest on long-term debt, excluding lease liabilities at a composite rate of 4.33% was capitalized to intangible assets with indefinite lives in the periods.